Company Financial Information - Condensed Statement of Cash Flows Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating activities:
Net income	$ 2,192		$ 2,523		$ 2,569
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Net cash (used for) provided by operating activities	(642)		1,629		2,211
Investing activities:
Change in loans	(5,092)		(2,754)		(6,863)
Other, net	(560)		(409)		(1,234)
Net cash (used for) investing activities	(13,200)		(29,387)		(80,178)
Financing activities:
Net change in commercial paper	(242)		328		0
Proceeds from issuance of long-term debt	3,892		2,761		5,042
Repayments of long-term debt	(2,035)		(4,163)		(1,911)
Issuance of common stock	25		25		25
Treasury stock acquired	(1,026)		(1,148)		(873)
Issuance of preferred stock	494		1,068		0
Net cash provided by financing activities	15,621		28,288		78,765
Change in cash and due from banks	1,733		552		500
Cash and due from banks at beginning of period	4,727		4,175		3,675
Cash and due from banks at end of period	6,460		4,727		4,175
Supplemental disclosures
Interest paid	347		561		586
Income taxes paid	400		709		640
Income taxes refunded	29		51		136
Parent Company
Operating activities:
Net income	2,111		2,445		2,516
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	1		13		13
Equity in undistributed net (income) of subsidiaries	(918)		(1,657)		(2,419)
Change in accrued interest receivable	21		13		(22)
Change in accrued interest payable	(5)		(16)		11
Change in taxes payable	63	[1]	177	[1]	168	[1]
Other, net	(22)		(179)		(80)
Net cash (used for) provided by operating activities	1,251		796		187
Investing activities:
Purchases of securities	0		0		(50)
Proceeds from sales of securities	67		86		101
Change in loans	(6)		7		32
Acquisitions of, investments in, and advances to subsidiaries	722		175		(611)
Other, net	11		17		0
Net cash (used for) investing activities	794		285		(528)
Financing activities:
Net change in commercial paper	(242)		328		0
Proceeds from issuance of long-term debt	3,892		2,761		5,042
Repayments of long-term debt	(2,023)		(4,163)		(1,911)
Change in advances from subsidiaries	78		(53)		63
Issuance of common stock	288		65		43
Treasury stock acquired	(1,026)		(1,148)		(873)
Issuance of preferred stock	494		1,068		0
Cash dividends paid	(744)		(641)		(593)
Tax benefit realized on share based payment awards	15		0		2
Net cash provided by financing activities	732		(1,783)		1,773
Change in cash and due from banks	2,777		(702)		1,432
Cash and due from banks at beginning of period	4,182		4,884		3,452
Cash and due from banks at end of period	6,959		4,182		4,884
Supplemental disclosures
Interest paid	241		324		293
Income taxes paid	94		401		212
Income taxes refunded	$ 14		$ 1		$ 123

[1]	Includes payments received from subsidiaries for taxes of $192 million in 2013, $648 million in 2012 and $501 million in 2011.